Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,569	$ 2,308
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
Finite-Lived Intangible Assets, Gross	19,469	19,208
Less accumulated amortization	6,112	2,271
Total intangible assets, net	$ 13,357	$ 16,937